Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of June 30, 2026, the Class A Ordinary Shares subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(1,993,333)
Class A Ordinary Shares subject to possible redemption, issuance cost	(4,942,724)
Plus:
Accretion of carrying value to redemption value	7,988,744
Class A Ordinary Shares subject to possible redemption, March 31, 2026	$231,052,687
Plus:
Accretion of carrying value to redemption value	2,045,145
Class A Ordinary Shares subject to possible redemption, June 30, 2026	$233,097,832

Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary share:

	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026		For the Period from April 3, 2025 (inception) through June 30, 2025
	Class A Redeemable	Class A and B Non-Redeemable	Class A Redeemable	Class A and B Non-Redeemable	Class A Redeemable	Class A and B Non-Redeemable
Basic net income (loss) per share:
Numerator:
Allocation of net income (loss)	$276,296	$89,511	$864,762	$354,297	$—	$(4,644)
Denominator:
Weighted-average shares outstanding	23,665,000	7,666,667	18,143,167	7,433,334	—	6,666,667
Basic income (loss) per share	$0.01	$0.01	$0.05	$0.05	$—	$(0.00)
	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026		For the Period from April 3, 2025 (inception) through June 30, 2025
	Class A Redeemable	Class A and B Non-Redeemable	Class A Redeemable	Class A and B Non-Redeemable	Class A Redeemable	Class A and B Non-Redeemable
Diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$276,296	$89,511	$856,944	$362,115	$—	$(4,644)
Denominator:
Weighted-average shares outstanding	23,665,000	7,666,667	18,143,167	7,666,667	—	6,666,667
Diluted income (loss) per share	$0.01	$0.01	$0.05	$0.05	$—	$(0.00)